UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07432

Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	January 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 4.7% (3.1% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/12 at 100.50	A1	$ 5,214,066
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	4/12 at 100.00	Aaa	11,939,844
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	5,234,500
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	974,950
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,009,520
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA–	1,435,395
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,325	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,478,404
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
27,870	Total Alabama			28,286,679
	Alaska – 0.8% (0.6% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	1,718,563
	12/01/30 – FGIC Insured (UB)
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	AA (4)	3,342,291
	(Pre-refunded 12/01/13) – NPFG Insured
4,730	Total Alaska			5,060,854
	Arizona – 2.0% (1.3% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	A1	5,044,700
	Series 2003A, 5.000%, 7/01/31 – NPFG Insured
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	4,011,771
	2011, 5.250%, 7/01/41
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,982,780
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
11,710	Total Arizona			12,039,251
	California – 23.0% (15.4% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	1,650,300
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A1	9,638,000
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	17,126,650
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,138,650
	Series 2006, 5.000%, 4/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,984,941
	5.000%, 11/15/42 (UB)
1,390	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,433,980
	Series 2010A, 6.400%, 8/15/45
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	1,410,479
	2009-I, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,702,440
	2010A-1, 5.750%, 3/01/30
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/21 at 100.00	A2	4,911,750
	2011A, 5.125%, 10/01/31
19,095	California State, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A1	20,287,674
1,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	1,122,880
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB	1,083,951
	of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	N/R	1,089,585
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	923,610
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	2,264,236
	Option Bond Trust 3175, 13.832%, 5/15/14 (IF)
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	4,734,925
	1995A, 0.000%, 1/01/14 (ETM)
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,191,660
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Central Glendale Redevelopment Project, Tax	12/16 at 100.00	A	2,115,420
	Allocation Bonds, Series 2010, 5.500%, 12/01/24
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,084,280
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	B–	2,268,210
610	5.125%, 6/01/47	6/17 at 100.00	B–	415,538
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,651,878
	Series 2006B, 0.000%, 9/01/27
360	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA–	383,098
	5.000%, 9/01/33
540	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	560,099
	California, Series 2010, 5.375%, 3/15/36
2,000	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA–	1,997,880
	Series 2011, 0.000%, 8/01/31
1,000	Mendocino-Lake Community College District, California, General Obligation Bonds, Capital	8/26 at 100.00	AA–	907,740
	Appreciation, Election 2006, Series 2011, 0.000%, 8/01/31 – AGM Insured
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 7.000%, 11/01/34	No Opt. Call	A–	3,454,326
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	3,259,560
	6.625%, 11/01/29
1,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,366,250
	5.250%, 11/01/21
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,865,450
	5.500%, 5/01/32
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	2,133,840
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AA+	11,773,936
	Series 2006A, 4.250%, 7/01/31 – AGM Insured (UB)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	740,812
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	1,035,114
31,300	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	6,321,974
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AA+	5,269,960
	Project, Tender Option Bond Trust 3030, 17.764%, 9/01/38 – NPFG Insured (IF)
440	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	482,174
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
690	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	BBB	701,144
	1996A, 6.000%, 10/01/12 – FGIC Insured
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011:
4,005	0.000%, 8/01/36 – AGM Insured	8/31 at 100.00	AA–	1,888,438
3,900	5.625%, 5/01/41 – AGM Insured	8/21 at 100.00	AA–	4,458,129
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	3,309,180
	2011C, 5.250%, 8/01/47
164,545	Total California			139,140,141
	Colorado – 4.5% (3.0% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	Aa2	1,537,488
	Series 2010, 6.250%, 12/01/35
165	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	4/12 at 104.50	Aa2	167,140
	6.750%, 10/01/21
1,200	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	Aa2	1,316,364
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB	1,068,020
	Series 2010, 5.375%, 12/01/40
1,035	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	1,108,278
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,
	Senior Lien Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,181,227
10,050	5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	10,874,603
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	852,916
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	No Opt. Call	A–	1,043,760
	Series 2011A, 5.000%, 12/01/41
1,765	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	2,014,165
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,245	6.000%, 1/15/34	7/20 at 100.00	Baa3	1,337,068
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,524,708
24,770	Total Colorado			27,025,737
	Florida – 7.0% (4.7% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	No Opt. Call	BBB	1,238,113
	Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	292,830
	Series 2009B, 7.000%, 4/01/39
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa3	5,092,550
	7/01/28 – NPFG Insured
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	BBB	1,227,182
	University, Refunding Series 2011, 6.375%, 4/01/31
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	A+	5,290,150
	Series 2003A, 5.250%, 10/01/18 – NPFG Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/12 at 100.00	BB+	5,017,500
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset	7/12 at 101.00	AA–	1,395,870
	Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – AGM Insured (Alternative Minimum Tax)
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	2,020,200
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	924,860
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
1,965	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	1,918,665
	Gardens, Series 2004A, 5.900%, 5/01/35
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,686,347
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	12,065,570
	AMBAC Insured
40,400	Total Florida			42,169,837
	Georgia – 3.8% (2.5% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A1	5,337,816
	FGIC Insured
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	1,669,755
	AGM Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A–	2,681,925
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
5,355	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	6,654,659
	1/01/19 – FGIC Insured (ETM)
6,000	The Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/20 at 100.00	AA–	6,302,940
	Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/41
19,755	Total Georgia			22,647,095
	Guam – 0.7% (0.4% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	No Opt. Call	Ba2	4,040,040
	2010, 5.500%, 7/01/30
	Hawaii – 0.8% (0.5% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A3	1,048,310
	Obligated Group, Series 2010A, 5.500%, 7/01/40
2,000	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	2,156,160
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,703,777
	1993B, 5.000%, 10/01/13 (ETM)
4,580	Total Hawaii			4,908,247
	Idaho – 0.3% (0.2% of Total Investments)
855	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	No Opt. Call	A1	919,176
	5.650%, 7/01/26
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	606,495
	Mittigation Series 2012A, 5.000%, 9/01/32 (WI/DD, Settling 2/08/12)
1,450	Total Idaho			1,525,671
	Illinois – 18.7% (12.4% of Total Investments)
1,180	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	No Opt. Call	AA–	1,265,762
	Revenues Series 2011A, 5.000%, 12/01/41
3,090	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	Aa3	3,338,096
	6.250%, 1/01/15 – NPFG Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured	1/12 at 100.00	AA–	5,555,550
	(Alternative Minimum Tax)
415	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	429,666
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	N/R	1,639,392
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	N/R	2,092,079
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A,	5/20 at 100.00	N/R	505,380
	7.750%, 5/15/30
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/12 at 100.00	N/R	500,455
	7.000%, 5/15/18
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,075,970
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A–	6,127,236
3,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	3,114,300
	5.625%, 1/01/37
1,500	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	No Opt. Call	A+	1,535,010
	Centers, Series 2010, 5.375%, 8/15/40
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	2,811,921
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
3,250	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	3,627,975
	6.000%, 5/15/39
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	609,160
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A2	1,965,716
	Series 2009C, 6.625%, 11/01/39
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	5,650,590
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB–	2,229,100
2,000	7.000%, 8/15/44	8/19 at 100.00	BBB–	2,251,300
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	556,105
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,425,250
	Series 2009, 6.125%, 5/15/25
1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	973,050
	Refunding Series 2007A, 5.250%, 5/01/34
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	Aa2	4,063,080
	Health System, Series 2003, 5.150%, 2/15/37
3,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	3,045,750
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,
	Series 2002:
3,000	5.500%, 1/01/22	1/13 at 100.00	Baa1	3,177,210
1,000	5.625%, 1/01/28	1/13 at 100.00	Baa1	1,010,980
3,855	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	4,111,203
	Series 1993C, 7.000%, 4/01/14
2,250	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/26	1/22 at 100.00	A+	2,327,288
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	12,424,566
	General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	Aa3	1,506,164
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011A:
825	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	Aa3	966,958
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	Aa3	1,200,826
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	8,682,335
4,555	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	4,622,232
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AAA	7,914,384
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	894,878
2,000	6.250%, 6/01/24	No Opt. Call	A–	2,240,160
2,655	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	3,239,498
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
132,620	Total Illinois			112,706,575
	Indiana – 4.0% (2.7% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	1,270,991
2,705	0.000%, 2/01/25	No Opt. Call	AA+	1,682,077
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa2	3,005,340
	System, Series 2006, 5.250%, 8/01/36
2,875	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	8/12 at 100.00	BBB	2,883,395
	5.500%, 2/01/26 – NPFG Insured
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	1,099,214
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Refunding Revenue Bonds, Floyd Memorial Hospital and	3/20 at 100.00	A–	1,562,370
	Health Services Project, Series 2010, 5.125%, 3/01/30
1,885	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	2,072,916
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	4,253,960
6,000	5.000%, 6/01/24 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	6,380,940
24,965	Total Indiana			24,211,203
	Iowa – 0.8% (0.5% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	917,550
	5.000%, 7/01/20
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	1,696,537
	Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	2,216,940
	5.500%, 12/01/25
4,630	Total Iowa			4,831,027
	Kansas – 1.7% (1.1% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,
	Series 2011A:
2,000	5.000%, 9/01/26	9/21 at 100.00	Aa3	2,389,440
1,000	5.000%, 9/01/27	9/21 at 100.00	Aa3	1,184,880
2,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	No Opt. Call	AA	2,135,200
	Services Corporation, Series 2010A, 5.000%, 1/01/40
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	660,066
	Mall Project, Series 2010, 5.900%, 4/01/32
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A3	1,816,518
	5.300%, 6/01/31 – NPFG Insured
2,980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	1,975,055
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010, 0.000%, 6/01/21
10,330	Total Kansas			10,161,159
	Kentucky – 1.2% (0.8% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	1,117,570
	Medical Health System, Series 2010A, 6.000%, 6/01/30
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,	3/21 at 100.00	A3	5,847,500
	Improvement and Refunding Series 2011, 6.250%, 3/01/31
6,000	Total Kentucky			6,965,070
	Louisiana – 4.8% (3.2% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company	11/14 at 100.00	BBB	166,459
	Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/12 at 105.00	Aaa	1,848,893
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,282,561
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,887,400
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,549,116
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	16,278,147
170	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Residuals 660,	5/16 at 100.00	AA	189,684
	16.224%, 5/01/34 – FGIC Insured (IF)
28,335	Total Louisiana			29,202,260
	Maine – 0.6% (0.4% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	2,175,580
	Center, Series 2011, 6.750%, 7/01/36
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	A1	1,339,000
	5.000%, 7/01/40
3,250	Total Maine			3,514,580
	Maryland – 0.5% (0.3% of Total Investments)
1,030	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	7/12 at 100.00	Aa2	1,032,596
	5.875%, 7/01/16
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	53,172
	Series 2004, 5.375%, 8/15/24
2,090	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/12 at 100.00	Aaa	2,093,887
	Development Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
3,170	Total Maryland			3,179,655
	Massachusetts – 1.7% (1.1% of Total Investments)
2,805	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A,	3/15 at 100.00	BBB	2,821,578
	5.000%, 3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	894,170
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	867,720
	Project, Series 2005D, 5.375%, 7/01/35
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,995,114
	University Issue, Series 2009A, 5.750%, 7/01/39
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,590,953
	8/01/46 – AGM Insured (UB) (6)
10,170	Total Massachusetts			10,169,535
	Michigan – 4.2% (2.8% of Total Investments)
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	680,106
	5.000%, 11/01/30
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	6,045,600
	7/01/35 – NPFG Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	5,321,970
	7/01/34 – FGIC Insured
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA–	1,677,555
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	5,150,950
	5.000%, 10/15/29 – NPFG Insured
3,210	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	3,469,850
	Refunding Series 2009, 5.750%, 11/15/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	AA+ (4)	1,142,470
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
365	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	438,496
1,635	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,718,957
24,735	Total Michigan			25,645,954
	Minnesota – 1.0% (0.7% of Total Investments)
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	966,930
	Schools Academy, Series 2010A, 5.875%, 11/01/40
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,852,920
	Project, Series 2007-1, 5.000%, 8/01/36
2,315	Washington County Housing & Redevelopment Authority, Minnesota, Hospital Facility Revenue	5/12 at 100.00	BB+	2,266,987
	Bonds, Healtheast Project, Series 1998, 5.500%, 11/15/27
6,190	Total Minnesota			6,086,837
	Mississippi – 2.0% (1.3% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/12 at 100.00	BBB	1,003,500
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,138,863
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,180	Mississippi, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	6,613,202
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,107,420
	Project, Series 2008A, 6.500%, 9/01/32
10,155	Total Mississippi			11,862,985
	Missouri – 0.6% (0.4% of Total Investments)
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,415,012
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,008,550
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,089,270
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
3,450	Total Missouri			3,512,832
	Nevada – 2.3% (1.5% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,495,360
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA– (4)	7,471,450
	5.000%, 7/01/23 (Pre-refunded 7/01/13) – AMBAC Insured
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	2,031,959
	8.000%, 6/15/30
12,700	Total Nevada			13,998,769
	New Jersey – 3.6% (2.4% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-
	Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	906,810
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,231,960
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	1,049,523
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	368,871
1,805	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	2,033,278
7,655	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Aaa	7,797,842
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	4,342,805
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
2,710	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,032,229
	Series 2007-1A, 4.750%, 6/01/34
21,180	Total New Jersey			21,763,318
	New Mexico – 0.3% (0.2% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	N/R	1,595,115
	Project, Series 2010A, 6.125%, 7/01/40
	New York – 4.1% (2.8% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	770,475
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,068,177
3,065	6.250%, 7/15/40	No Opt. Call	BBB–	3,279,611
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,037,969
	2/15/47 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,108,270
	5.000%, 11/15/34
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,432,000
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
1,870	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	2,003,686
	Series 2011, 5.000%, 11/15/44
660	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/12 at 100.00	AA–	669,788
	State Contingency Contract-Backed Bonds, Series 2003A-1C, 5.500%, 6/01/18
1,840	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/12 at 100.00	Aa3 (4)	1,872,568
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/18 (Pre-refunded 6/01/12)
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	859,991
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	BBB	6,940,063
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
23,600	Total New York			25,042,598
	North Carolina – 2.3% (1.5% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	797,783
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,460	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+ (4)	2,683,688
	Facilities, Series 2004A, 5.000%, 2/01/21 (Pre-refunded 2/01/14)
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	10,426,800
	1/01/18 – NPFG Insured
13,210	Total North Carolina			13,908,271
	North Dakota – 0.4% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	2,610,809
	6.250%, 11/01/31
	Ohio – 4.6% (3.1% of Total Investments)
5,370	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	4,235,480
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	2,152,160
3,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	3,229,200
8,065	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – AGM Insured	1/12 at 100.00	AA–	8,071,452
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	3,289,462
	Services, Improvement Series 2010A, 5.625%, 7/01/26
700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	737,478
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	5,419,625
	2011A, 6.000%, 11/15/41
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	918,624
	Project, Series 2009E, 5.625%, 10/01/19
27,590	Total Ohio			28,053,481
	Oklahoma – 1.0% (0.7% of Total Investments)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,877,558
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	95,481
	System, Series 2008, Trust 3500, 8.464%, 6/15/30 (IF)
5,703	Total Oklahoma			5,973,039
	Pennsylvania – 3.3% (2.2% of Total Investments)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	889,970
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,083,880
	Ministries Project, Series 2009, 6.125%, 1/01/29
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	635,286
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,693,569
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,707,065
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011:
5,445	6.000%, 8/01/36	8/20 at 100.00	A2	6,306,072
1,425	6.500%, 8/01/41	8/20 at 100.00	A2	1,721,243
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	1,847,855
	Hospital Project, Refunding and Improvement Series 2011, 5.250%, 8/01/19
18,225	Total Pennsylvania			19,884,940
	Puerto Rico – 3.1% (2.1% of Total Investments)
4,810	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	5,521,736
	2010C, 6.000%, 8/01/39
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	Baa1	13,227,936
	7/01/13 – NPFG Insured
17,200	Total Puerto Rico			18,749,672
	Rhode Island – 2.5% (1.7% of Total Investments)
15,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Ba1	15,000,000
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 3.6% (2.4% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB	4,506,580
	Series 2004A, 5.250%, 2/15/23 – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	A–	6,478,600
5,750	4.000%, 1/01/23 – NPFG Insured	7/12 at 100.00	A–	5,755,808
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	A–	5,300,146
	1998A, 5.500%, 1/01/13 – NPFG Insured
19,955	Total South Carolina			22,041,134
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,821,995
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 0.3% (0.2% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	1,131,471
	Refunding Bonds, Covenant Health, Series 2006A, 0.000%, 1/01/41
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	694,532
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
860	5.500%, 11/01/37 (5), (7)	11/17 at 100.00	N/R	63,563
1,000	5.500%, 11/01/46 (5), (7)	11/17 at 100.00	N/R	73,910
7,615	Total Tennessee			1,963,476
	Texas – 18.1% (12.1% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	N/R	781,710
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (5)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,674,192
	4.250%, 8/15/36 (UB)
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,074,160
	6.000%, 1/01/41
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AA–	2,321,528
	11/01/27 – AGM Insured (Alternative Minimum Tax)
4,910	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	5/12 at 100.00	A+	4,925,958
	Series 2001A, 5.875%, 11/01/19 – NPFG Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	6/12 at 101.00	N/R	6,009,180
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	7,228,760
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	12,672,715
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	10,876,575
	5.750%, 12/01/32 – AGM Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	7,790,918
	Bonds, Series 2006, 0.000%, 8/15/39
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA–	1,219,119
	5.750%, 1/01/40 – AGC Insured
2,500	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	2,704,450
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011,	9/31 at 100.00	AA	1,290,386
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,241,493
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	N/R (4)	6,141,060
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) –
	NPFG Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	Aaa	3,642,460
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	BBB	1,834,434
	Series 2002A, 5.750%, 10/01/21 – RAAI Insured
5,200	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	5,417,048
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	291,740
	Texas Health Resources Project, Trust 1031, 17.621%, 2/15/30 (IF) (6)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	3,108,860
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
1,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	1,754,770
	Lien Series 2008D, 6.250%, 12/15/26
1,620	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	1,806,397
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,266,080
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	564,690
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB+	1,004,300
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.913%, 4/01/28 (IF)	4/17 at 100.00	AAA	5,455,629
1,320	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	BBB+	912,595
	2002A, 0.000%, 8/15/21 – AMBAC Insured
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	4/12 at 100.00	Aaa	9,220,800
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
144,960	Total Texas			109,232,007
	Utah – 2.0% (1.3% of Total Investments)
4,420	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	6/12 at 100.00	N/R	4,282,140
	Hospital Project, Series 1998, 5.750%, 12/15/18
3,670	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A,	4/12 at 100.00	Aa3 (4)	3,875,630
	6.150%, 7/01/14 (ETM)
380	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/12 at 100.00	AA	404,016
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
655	5.500%, 1/01/18 (Alternative Minimum Tax)	7/12 at 100.00	AA–	655,983
345	5.650%, 1/01/21 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	345,442
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	811,013
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	1,507,370
	School, Series 2010A, 6.375%, 7/15/40
11,835	Total Utah			11,881,594
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	271,455
	Lien Series 2009A, 6.000%, 10/01/39
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	2,775,467
	Series 2009A, 6.750%, 10/01/37
2,730	Total Virgin Islands			3,046,922
	Virginia – 1.5% (1.0% of Total Investments)
7,185	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	Aa3	7,274,166
	AMBAC Insured
1,005	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35	1/13 at 100.00	Aa3 (4)	1,050,205
	(Pre-refunded 1/15/13) – AMBAC Insured
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	642,310
	Series 2007B1, 5.000%, 6/01/47
9,190	Total Virginia			8,966,681
	Washington – 3.0% (2.0% of Total Investments)
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa3 (4)	248,868
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA–	5,978,485
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	Aa2	1,565,580
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,205,200
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	1,008,520
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,844,240
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,460	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,510,589
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
3,805	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	3,973,257
	Series 2002, 6.500%, 6/01/26
17,765	Total Washington			18,334,739
	West Virginia – 0.3% (0.2% of Total Investments)
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,099,272
	Center, Series 2009A, 5.625%, 9/01/32
	Wisconsin – 3.6% (2.4% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	897,429
	Series 2009, 5.875%, 2/15/39
1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	1,375,745
	Inc., Series 2010B, 5.000%, 4/01/30
7,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	A+	7,211,276
	Inc., Series 2002A, 5.250%, 2/15/32 – NPFG Insured
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
5,000	5.250%, 8/15/21	8/16 at 100.00	BBB+	5,281,196
1,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	1,005,370
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	5,689,800
20,315	Total Wisconsin			21,460,816
$ 967,973	Total Investments (cost $842,362,733) – 150.1%			906,321,872
	Floating Rate Obligations – (9.9)%			(59,703,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.4%) (8)			(262,200,000)
	Other Assets Less Liabilities – 3.2%			19,437,199
	Net Assets Applicable to Common Shares – 100%			$ 603,856,071

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$906,184,399	$137,473	$906,321,872

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$137,826
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(353)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$137,473

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $783,555,553.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$72,288,142
Depreciation	(9,182,483)
Net unrealized appreciation (depreciation) of investments	$63,105,659

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ranting of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	For fair value measurement purposes, investment categorized as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012